UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

(Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

ANNUAL REPORT

FRANK VALUE FUND

Class C – FNKCX

Institutional Class – FNKIX

Investor Class – FRNKX

LEIGH BALDWIN TOTAL RETURN FUND – LEBOX

June 30, 2017

FRANK FUNDS

SHAREHOLDER LETTER

JUNE 30, 2017 (UNAUDITED)

To our Fellow Shareholders,

In the Frank Funds’ fiscal year ended June 30, 2017, stock-multiples, on many metrics expanded to all-time record levels, indicating stock prices in the fiscal year again increased faster than company earnings. The US stock market experienced record low volatility, lengthening the second longest bull market in US history. Corporations again maintained a frenzied pace of stock repurchases, boosting their stock prices, while further increasing corporate debt levels above those that preceded the 2008 financial crisis. Increased levels of debt, in Frank Funds’ opinion, directs a larger percentage of company cash flows to lenders over equity holders and therefore reduces equity returns over time. Investor flows appear to partially explain the disconnect between fundamentals and valuations with passive investors and the corporations themselves making up the majority of buyers and forgoing fundamental analysis to buy without regards to value. Low interest rates, we believe, also serve to push investors into more speculative securities in search of yield.

Frank Funds is of the opinion that the above amount to extremely dangerous and ultimately unsustainable trends. As active managers, we have positioned our funds to weather the inevitable unraveling of what we believe to be Wall Street’s most pervasive bubble in history. Until the trend changes, our strategies may be out of favor, but we are confident our positioning will result in superior returns in the long-term.

Leigh Baldwin Total Return Fund Portfolio Performance

Leigh Baldwin, the advisor to the Leigh Baldwin Total Return Fund (“Baldwin Fund”), is beginning its tenth year at the helm of LEBOX.  The on-going mantra of the Baldwin Fund remains the same, invest in high quality stocks that generally pay dividends and use options to simultaneously protect these equity investments from significant downturns. The goal of the fund is to outperform traditional equity and fixed income investments during periods of high volatility and/or rising interest rates.

During the most recent fiscal year, investors were treated to a wide variety of political and social news headlines that have historically moved markets, yet equity investments around the world continue to move higher, with little measurable volatility.  Moreover, the rally has become narrower, with several prominent technology companies accounting for much of the growth in the indexes.  While this is good news for equity investors, it certainly poses issues for market neutral funds.  The Baldwin Fund lost -1.57% for the year ending June 2017 which compares to a 0.56% gain in the HFRX market neutral index during the same time period.

In the advisor’s opinion, the Baldwin Fund is not directly correlated with either stocks or bonds, but is directly correlated to volatile market conditions and rising interest rates.  As the market rally which began in 2009 enters its eighth year, the Baldwin Fund is well-positioned for at the least a mathematical reversion to the mean.  With the ten-year bond

1

FRANK FUNDS

SHAREHOLDER LETTER

JUNE 30, 2017 (UNAUDITED)

market glued to about 2.3%, the Baldwin Fund is also well-positioned to defend against a period of rising interest rates.

2

FRANK FUNDS

SHAREHOLDER LETTER (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Several stocks stood out over the past fiscal year as significant positive performers, including in Pharmaceutical sector, Amgen, in the Consumer Staples sector, Sprouts Farmers Market, and in the Transportation sector, Delta Airlines. On the negative side, in the Consumer Staples sector, Kroger and in the Consumer Discretionary sector, Disney were disappointments, as the disruptive effects of online shopping from Amazon.com and entertainment viewing from Netflix respectively, weighed on traditional, blue chip companies. We look forward with optimism that there will once again be a place in a diversified portfolio for a mutual fund that is uncorrelated with both stocks and fixed income and that is positioned to take advantage of what the future may bring.

Frank Value Fund Portfolio Performance

The Frank Value Fund (“Value Fund”) Investor Class lost -1.01% for the fiscal year ended June 30, 2017, compared to a gain of 17.90% for its benchmark, the S&P 500 Total Return Index. Since inception (7/21/04) on an annualized basis, the Value Fund has generated a return of 6.74%, compared to a gain of 8.50% for the S&P 500 Total Return Index.

Relative to the benchmark, the Value Fund experienced a challenging fiscal year in the Retailers sector, driven primarily by stock allocation decisions. In the retailers industry group, Francesca’s Holdings, an operator of a chain of boutique fashion and gift stores, suffered from same-store-sales declines caused a decline in physical traffic and a weakening consumer. Management has indicated this is a temporary, cyclical slowdown as the company has a differentiated offering encouraging customers to shop in the physical stores, and the company also boasts an extremely strong balance sheet with zero debt, putting it in a better position than most indebted competitors. As such, the Value Fund continued to hold its stake in Francesca’s Holdings during the fiscal year ended June 30, 2017.

The Value Fund experienced a strong year in the technology sector, driven by stock allocation decisions. In the Technology sector, Apple and Microsoft, device and software companies, posted revenue, operating income, and net income growth. The Value Fund continued to hold its position in Apple which returned roughly 20% in the past six months. The Value Fund sold its position in Microsoft after a six-year holding period and 120% in capital gains and five years of dividend payments due to full-valuation from multiple-expansion.

Thank you for your investments.  We look forward to continue working with you.

Sincerely,

Brian Frank

President

FRANK FUNDS

SHAREHOLDER LETTER (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Frank Funds Trust

VALUE FUND – INVESTOR CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/17
Frank Value Fund - Investor Class	-1.01%	7.52%	4.76%	6.74%	$23,273
S&P 500 Total Return Index	17.89%	14.63%	7.18%	8.50%	$28,756

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 7/21/2004 for the Investor Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2016 Prospectus, the Fund’s total annual operating expense ratio was 1.57% for Investor Class Shares.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND – CLASS C

PERFORMANCE ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

FUND/INDEX	1-YEAR	5 Year	SINCE INCEPTION	VALUE AS OF 6/30/17
Frank Value Fund - Class C	-1.71%	6.71%	8.50%	$17,372
S&P 500 Total Return Index	17.89%	14.63%	14.27%	$24,664

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 9/23/2010 for Class C (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Per the fee table in the November 1, 2016 Prospectus, the Fund’s total annual operating expense ratio was 2.32% for Class C Shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND – INSTITUTIONAL CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/17
Frank Value Fund - Institutional Class	-0.77%	7.81%	8.43%	$17,140
S&P 500 Total Return Index	17.89%	14.63%	13.63%	$23,405

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/03/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2016 Prospectus, the Fund’s total annual operating expense ratio was 1.32% for Institutional Class Shares.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

BALDWIN FUND

PERFORMANCE ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/17
Leigh Baldwin Fund	(1.57)%	(1.15)%	(1.52)%	$ 8,725
S&P 500 Index	17.89%	14.63%	9.92%	$ 23,224
HFRX Equity Market Neutral Index	0.55%	1.29%	(0.89)%	$ 9,235

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 8/1/2008 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Equity Market Neutral strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, select securities for purchase and sale. These can include both Factor-based and Statistical Arbitrage/Trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of common relationships between securities. In many but not all cases, portfolios are constructed to be neutral to one or multiple variables, such as broader equity markets in dollar or beta terms, and leverage is frequently employed to enhance the return profile of the positions identified. Statistical Arbitrage/Trading strategies consist of strategies in which the investment thesis is predicated on exploiting pricing anomalies which may occur as a function of expected mean reversion inherent in security prices; high frequency techniques may be employed and trading strategies may also be employed on the basis on technical analysis or opportunistically to exploit new information the investment manager believes has not been fully, completely or accurately discounted into current security prices.

Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

Per the fee table in the November 1, 2016 Prospectus the Fund’s total annual operating expenses ratio was 4.93%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least October 31, 2023. After waiver the Fund’s net expense ratio in the November 1, 2016 Prospectus was 2.80%.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND

PORTFOLIO ANALYSIS

JUNE 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

U.S. Government Agencies
& Obligations
5.48%
Corporate Bonds
21.29%
Money Market Fund
36.28%
Basic Materials
5.06%
Communication Services
4.84%
Consumer Cyclical
10.59%
Financial Services
13.36%
Technology
3.10%

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

BALDWIN FUND

PORTFOLIO ANALYSIS

JUNE 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Communication Services
1.84%
Consumer Cyclical
12.77%
Consumer Defensive
4.26%
Energy
3.17%
Exchange Traded Funds
14.29%
Financial Services
22.16%
Healthcare
18.98%
Industrials
7.47%
Technology
7.84%
Money Market Fund
7.22%

Sectors are based on Morningstar® classifications.

The above chart excludes Written Options.  Purchased options are represented by the underlying security sector.

Portfolio composition subject to change.

VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017

Shares		Value

COMMON STOCKS - 39.06%

Cable & Other Pay Television Services - 5.12%
61,226	Liberty Global Plc. Class C *	$ 1,310,849

Electronic Computers - 3.27%
5,818	Apple, Inc.	837,908

Finance Services - 3.03%
17,803	Blackhawk Network Holdings, Inc. Class A *	776,211

Fire, Marine & Casualty Insurance - 11.09%
11,382	Berkshire Hathaway, Inc. Class B *	1,927,769
43,572	Greenlight Capital Reinsurance, Ltd. Class A *	910,655
		2,838,424
Gold and Silver Ores - 5.35%
37,791	Barrick Gold Corp.	601,255
59,547	Goldcorp, Inc.	768,752
		1,370,007
Patent Owners & Lessors - 5.32%
105,077	Liberty Tax, Inc.	1,360,747

Personal Services - 3.57%
19,223	Shutterfly, Inc. *	913,092

Retail-Apparel & Accessory Stores - 2.31%
54,034	Francesca's Holding Corp. *	591,132

TOTAL FOR COMMON STOCKS (Cost $8,164,536) - 39.06%		9,998,370

CORPORATE BONDS - 22.51%

Application Software - 4.84%
1,200,000	Oracle Corp. 5.75%, 04/15/2018	1,238,095

Banking - 2.01%
505,000	Wells Fargo & Co. 5.625%, 12/11/2017	513,784

Computer Communications Equipment - 3.51%
899,000	Cisco Systems, Inc. 1.4%, 02/28/2018	899,135

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares		Value

Health Care Plans - 4.04%
1,034,000	UnitedHealth Group, Inc. 1.4%, 10/15/2017	$ 1,033,567

Information Technology Services - 3.90%
1,000,000	International Business Machines Corp. 1.25%, 02/08/2018	999,620

Life Insurance - 4.21%
1,076,000	Metlife, Inc. 1.756%, 12/15/2017	1,076,817

TOTAL FOR CORPORATE BONDS (Cost $5,769,045) - 22.51%		5,761,018

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 5.80%

U.S. Treasury Note Bonds - 5.80%
1,500,000	U.S. Treasury Bill 0.00%, 05/24/2018	1,483,834
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $1,484,171) - 5.80%		1,483,834

PUT OPTIONS - 0.00% *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	Japan 10 Year Future Option
1,000,000	August 2017 Put @ $148.00	89

	Total (Premiums Paid $93) - 0.00%	89

MONEY MARKET FUND - 38.37%
9,819,380	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 0.81% **	9,819,380
TOTAL FOR MONEY MARKET FUND (Cost $9,819,380) - 38.37%		9,819,380

TOTAL INVESTMENTS (Cost $25,237,225) *** - 105.74%		27,062,691

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (5.74)%		(1,468,815)

NET ASSETS - 100.00%		$ 25,593,876

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

*** Refer to Note 10 for tax cost.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017

Shares		Value

COMMON STOCKS - 75.58%

Air Transportation, Scheduled - 2.46%
1,200	Delta Airlines, Inc.	$ 64,488

Biological Products - 9.24%
1,200	Amgen, Inc.	206,676
500	Gilead Sciences, Inc.	35,390
		242,066
Farm Machinery & Equipment - 4.72%
1,000	John Deere & Co.	123,590

Finance Services - 6.64%
2,000	American Express Co.	168,480
1,000	Lendingclub Corp. *	5,510
		173,990
Life Insurance - 8.32%
2,000	Metlife, Inc.	109,880
1,000	Prudential Financial, Inc.	108,140
		218,020
National Commercial Bank - 2.31%
2,500	Bank of America Corp.	60,650

Pharmaceutical Preparations - 9.33%
2,300	Bristol-Myers Squibb Co.	128,156
3,500	Teva Pharmaceuticals Industries Ltd. ADR	116,270
		244,426
Petroleum Refining - 2.79%
2,500	Suncor Energy, Inc.	73,000

Retail-Grocery Stores - 1.34%
1,500	Kroger, Inc.	34,980

Retail-Variety Stores - 2.89%
1,000	Wal-Mart Stores, Inc.	75,680

Rubber & Plastics Footwear - 2.25%
1,000	Nike, Inc. Class B	59,000

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares		Value

Security Brokers, Dealers & Flotation Companies - 4.21%
400	Goldman Sachs Group, Inc.	$ 88,760
500	Charles Schwab Corp.	21,480
		110,240
Services-Business Services, NEC - 4.30%
800	Alibaba Group Holding Ltd. (China) *	112,720

Services-Computer Programming, Data Processing, Etc. - 4.77%
600	Baidu, Inc. ADR *	107,316
1,000	Snap, Inc. *	17,770
		125,086
Services-Miscellaneous Amusement Parks - 5.68%
1,400	The Walt Disney Co.	148,750

Services-Prepackaged Software - 2.63%
1,000	Microsoft Corp.	68,930

Telephone Communications (No Radio) - 1.70%
1,000	Verizon Communications, Inc.	44,660

TOTAL FOR COMMON STOCKS (Cost $1,963,526) - 75.58%		1,980,276

EXCHANGE TRADED FUNDS - 13.94%
1,000	iPATH S&P 500 VIX Short-Term Futures ETN *	12,760
1,100	SPDR Dow Jones Industrial Average ETF Trust	234,564
1,000	SPDR Gold Shares *	118,020
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $373,445) - 13.94%		365,344

PUT OPTIONS - 2.94% *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Alibaba Group Holding Ltd. (China)
800	August 18, 2017 Put @ $140.00	4,800

	Alibaba Group Holding Ltd. (China)
400	December 15, 2017 Put @ $135.00	3,380

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	American Express Co.
1,000	July 21, 2017 Put @ $77.50	$ 280

	American Express Co.
1,000	August 18, 2017 Put @ $85.00	2,610

	American Express Co.
500	October 20, 2017 Put @ $75.00	415

	American Express Co.
500	January 19, 2018 Put @ $82.50	2,000

	Amgen, Inc.
800	July 21, 2017 Put @ $165.00	536

	Amgen, Inc.
400	October 20, 2017 Put @ $160.00	1,408

	Baidu, Inc. ADR
600	July 21, 2017 Put @ $185.00	4,380

	Bank of America Corp.
2,500	July 21, 2017 Put @ $23.00	350

	Bank of America Corp.
1,500	November 17, 2017 Put @ $21.00	585

	Bank of America Corp.
3,500	January 19, 2018 Put @ $13.00	105

	Bristol-Myers Squibb Co.
1,000	July 21, 2017 Put @ $55.00	1,190

	Bristol-Myers Squibb Co.
800	July 28, 2017 Put @ $54.00	864

	Bristol-Myers Squibb Co.
400	December 15, 2017 Put @ $52.50	908

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Bristol-Myers Squibb Co.
500	December 15, 2017 Put @ $55.00	$ 1,650

	Charles Schwab Corp.
500	July 21, 2017 Put @ $40.00	100

	Chevron Corp.
600	September 15, 2017 Put @ $105.00	2,340

	Deere & Co.
1,000	August 4, 2017 Put @ $124.00	2,460

	Deere & Co.
500	December 15, 2017 Put @ $120.00	2,625

	Deere & Co.
800	January 19, 2018 Put @ $85.00	352

	Delta Air Lines, Inc.
1,000	July 21, 2017 Put @ $50.00	230

	Delta Air Lines, Inc.
600	September 15, 2017 Put @ $48.00	390

	Delta Air Lines, Inc.
500	December 15, 2017 Put @ $47.00	730

	Gilead Sciences, Inc.
900	September 15, 2017 Put @ $65.00	882

	Goldman Sachs Group, Inc.
400	July 21, 2017 Put @ $225.00	2,520

	Goldman Sachs Group, Inc.
200	October 20, 2017 Put @ $220.00	1,960

	MetLife, Inc.
1,000	July 21, 2017 Put @ $50.00	80

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	MetLife, Inc.
1,000	August 25, 2017 Put @ $52.50	$ 960

	MetLife, Inc.
500	December 15, 2017 Put @ $50.00	780

	MetLife, Inc.
1,000	January 19, 2018 Put @ $42.50	640

	Microsoft Corp.
1,000	August 18, 2017 Put @ $70.00	2,810

	Microsoft Corp.
500	December 15, 2017 Put @ $65.00	1,195

	Nike, Inc. Class B
1,000	July 21, 2017 Put @ $52.50	40

	Nike, Inc. Class B
1,000	July 21, 2017 Put @ $55.00	150

	PepsiCo, Inc.
1,000	July 21, 2017 Put @ $105.00	20

	Prudential Financial, Inc.
500	September 15, 2017 Put @ $100.00	795

	Prudential Financial, Inc.
500	September 15, 2017 Put @ $105.00	1,490

	Snap, Inc.
800	July 21, 2017 Put @ $20.00	2,336

	SPDR Dow Jones Industrial Average ETF
600	July 7, 2017 Put @ $210.00	516

	SPDR Dow Jones Industrial Average ETF
500	August 18, 2017 Put @ $214.00	1,470

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	SPDR Dow Jones Industrial Average ETF
500	September 15, 2017 Put @ $205.00	$ 955

	SPDR Dow Jones Industrial Average ETF
300	December 15, 2017 Put @ $205.00	1,320

	SPDR Gold Shares
1,000	July 21, 2017 Put @ $120.00	2,300

	SPDR Gold Shares
500	December 15, 2017 Put @ $115.00	1,130

	Suncor Energy, Inc.
1,500	September 15, 2017 Put @ $31.00	3,540

	Suncor Energy, Inc.
500	December 15, 2017 Put @ $30.00	1,175

	Suncor Energy, Inc.
1,000	July 21, 2018 Put @ $32.00	2,690

	Teva Pharmaceuticals Industries Ltd. ADR
1,000	July 21, 2017 Put @ $30.00	80

	Teva Pharmaceuticals Industries Ltd. ADR
2,000	August 18, 2017 Put @ $30.00	780

	Teva Pharmaceuticals Industries Ltd. ADR
1,500	September 15, 2017 Put @ $30.00	900

	The Boeing Co.
300	January 19, 2018 Put @ $130.00	249

	The Walt Disney Co.
1,000	July 28, 2017 Put @ $107.00	2,170

	The Walt Disney Co.
500	December 15, 2017 Put @ $105.00	2,400

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Verizon Communications, Inc.
1,000	August 18, 2017 Put @ $46.00	$ 2,220

	Verizon Communications, Inc.
500	December 15, 2017 Put @ $44.00	1,045

	Wal-Mart Stores Inc
1,000	July 21, 2017 Put @ $75.00	660

	Total Put Options (Premiums Paid $147,100) - 2.94%	76,946

MONEY MARKET FUND - 7.19%
188,516	Fidelity Government Fund Class-I 0.83% **	188,516
TOTAL FOR MONEY MARKET FUND - (Cost $188,516) 7.19%		188,516

TOTAL INVESTMENTS (Cost $2,672,587) *** - 99.65%		2,611,082

ASSETS IN EXCESS OF LIABILITIES, NET - 0.35%		9,187

NET ASSETS - 100.00%		$ 2,620,269

** Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

*** Refer to Note 10 for tax cost.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN

JUNE 30, 2017

CALL OPTIONS WRITTEN

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Alibaba Group Holding Ltd. (China)
200	July 21, 2017 Call @ $147.00	$ 284

	American Express Co.
500	July 7, 2017 Call @ $84.50	870

	American Express Co.
500	July 21, 2017 Call @ $80.00	2,390

	American Express Co.
500	July 21, 2017 Call @ $85.00	710

	Amgen, Inc.
400	July 14, 2017 Call @ $167.50	2,276

	Amgen, Inc.
400	July 21, 2017 Call @ $172.50	1,140

	Amgen, Inc.
400	August 18, 2017 Call @ $170.00	2,740

	Bank of America Corp.
1,500	July 21, 2017 Call @ $24.00	1,080

	Bank of America Corp.
500	July 21, 2017 Call @ $24.50	230

	Bristol-Myers Squibb Co.
500	July 21, 2017 Call @ $55.00	875

	Bristol-Myers Squibb Co.
500	July 21, 2017 Call @ $58.00	315

	Bristol-Myers Squibb Co.
400	July 28, 2017 Call @ $57.00	372

	Chevron Corp.
600	July 14, 2017 Call @ $108.00	66

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

JUNE 30, 2017

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Delta Air Lines, Inc.
700	July 14, 2017 Call @ $54.00	$ 742

	Delta Air Lines, Inc.
500	July 21, 2017 Call @ $55.00	400

	Gilead Sciences, Inc.
500	August 18, 2017 Call @ $70.00	1,525

	LendingClub Corp.
1,000	July 21, 2017 Call @ $6.00	70

	Metlife, Inc.
500	July 21, 2017 Call @ $52.50	1,470

	Metlife, Inc.
500	July 21, 2017 Call @ $53.50	990

	Metlife, Inc.
500	July 21, 2017 Call @ $55.00	530

	Metlife, Inc.
500	July 21, 2017 Call @ $56.50	200

	Nike, Inc. Class B
1,000	July 21, 2017 Call @ $55.00	4,150

	Prudential Financial, Inc.
500	July 21, 2017 Call @ $110.00	575

	Prudential Financial, Inc.
500	August 18, 2017 Call @ $110.00	1,410

	Snap, Inc.
300	July 28, 2017 Call @ $22.00	3

	SPDR Dow Jones Industrial Average ETF
300	July 21, 2017 Call @ $214.00	426

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

JUNE 30, 2017

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Suncor Energy, Inc.
1,000	July 21, 2017 Call @ $32.00	$ 40

	Teva Pharmaceuticals Industries Ltd. (Israel)
1,200	July 21, 2017 Call @ $30.00	3,720

	Teva Pharmaceuticals Industries Ltd. (Israel)
1,000	July 21, 2017 Call @ $32.50	1,280

	The Charles Schwab Corp.
500	July 21, 2017 Call @ $40.00	1,575

	The Goldman Sachs Group, Inc.
200	July 21, 2017 Call @ $230.00	386

	The Goldman Sachs Group, Inc.
200	July 21, 2017 Call @ $232.50	278

	The Kroger Co.
1,000	July 21, 2017 Call @ $31.00	30

	Wal-Mart Stores, Inc.
500	July 14, 2017 Call @ $76.50	250

	Wal-Mart Stores, Inc.
500	July 21, 2017 Call @ $75.50	590

	Total Call Options Written (Premiums Received $23,322)	$ 33,988

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2017

	Value Fund	Baldwin Fund
Assets:
Investments in Securities, at Value (Cost $25,237,225 and $2,672,587, respectively)	$ 27,062,691	$ 2,611,082
Cash	48,565	-
Receivables:
Dividends and Interest	33,692	1,372
Due from Adviser	-	19,677
Shareholder Subscriptions	173	-
Portfolio Securities Sold	117,959	127,372
Prepaid Expenses	-	488
Total Assets	27,263,080	2,759,991
Liabilities:
Short Cash Denominated in Foreign Currencies (Premiums $664 and $0, respectively)	660	-
Covered Call Options Written at Value (premiums received $0 and $23,322)	-	33,988
Payables:
Advisory Fees	21,246	-
Administrative Fees	5,365	3,000
Shareholder Redemptions	13,299	-
Portfolio Securities Purchased	1,607,998	73,456
Distribution Fees	20,636	14,121
Accrued Expenses	-	15,157
Total Liabilities	1,669,204	139,722

Net Assets	$ 25,593,876	$ 2,620,269

Net Assets Consist of:
Paid In Capital	$ 24,602,391	$ 3,554,530
Undistributed Net Investment Loss	(89,184)	(3,775)
Accumulated Realized Loss on Investments	(744,801)	(858,315)
Unrealized Appreciation (Depreciation) in Value of Investments and Foreign Currency	1,825,470	(72,171)
Net Assets, for 2,034,877 and 379,618 Shares Outstanding, respectively	$ 25,593,876	$ 2,620,269

Net Asset Value Per Share		$ 6.90
Redemption Price Per Share ($6.90 x 0.98) *		$ 6.76

Investor Class:

Net Assets	$ 16,945,485
Shares outstanding (unlimited number of shares authorized with no par value)	1,343,847
Net Asset Value	$ 12.61
Redemption Price Per Share ($12.61 x 0.98) *	$ 12.36

Class C:

Net Assets	$ 2,231,736
Shares outstanding (unlimited number of shares authorized with no par value)	187,585
Net Asset Value	$ 11.90
Redemption Price Per Share ($11.90 x 0.98) *	$ 11.66

Institutional Class:

Net Assets	$ 6,416,655
Shares outstanding (unlimited number of shares authorized with no par value)	503,445
Net Asset Value	$ 12.75
Redemption Price Per Share ($12.75 x 0.98) *	$ 12.50

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF OPERATIONS

        FOR THE YEAR ENDED JUNE 30, 2017

	Value Fund	Baldwin Fund
Investment Income:
Dividends (a)	$ 117,700	$ 43,554
Interest	84,959	1,038
Total Investment Income	202,659	44,592

Expenses:
Advisory Fees	280,268	12,850
Administration Fees	70,775	41,000
Transfer Agent Fees	-	12,468
Audit Fees	-	11,400
Distribution Fees	78,016	28,555
Legal Fees	-	3,677
Custody Fees	-	14,076
Printing and Mailing Expense	-	247
Miscellaneous Fees	-	403
Registration Fees	-	2,599
Total Expenses	429,059	127,275
Fees Waived and Reimbursed by the Adviser	-	(77,304)
Net Expenses	429,059	49,971

Net Investment Loss	(226,400)	(5,379)

Realized and Unrealized Gain (Loss) on:
Realized Gain on Investments and Foreign Currency Transactions	555,103	148,000
Realized Loss on Options	(6,363)	(260,707)
Realized Gain (Loss) on Investments, Options and Foreign Currency Transactions	548,740	(112,707)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currency Transactions	(580,839)	90,513
Options	(4)	(15,265)
Change in Unrealized Appreciation (Depreciation) on Investments, Options and Foreign Currency Transactions	(580,843)	75,248

Realized and Unrealized Loss on Investments, Options and Foreign Currency Transactions	(32,103)	(37,459)

Net Decrease in Net Assets Resulting from Operations	$ (258,503)	$ (42,838)

(a) net of foreign withholding taxes of $1,391 and $663 respectively.

The accompanying notes are an integral part of these financial statements.

VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2017	6/30/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (226,400)	$ (312,588)
Net Realized Gain on Investments, Options, and Foreign Currency Transactions	548,740	600,895
Unrealized Depreciation on Investments, Options, and Foreign Currency Transactions	(580,843)	(460,822)
Net Decrease in Net Assets Resulting from Operations	(258,503)	(172,515)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(815,809)	(2,147,208)
Total Distributions Paid to Shareholders	(815,809)	(2,147,208)

Capital Share Transactions	(3,538,789)	(28,721)

Total Decrease in Net Assets	(4,613,101)	(2,348,444)

Net Assets:
Beginning of Year	30,206,977	32,555,421

End of Year (Including Undistributed Net Investment Loss of ($89,184) and ($140,089), respectively)	$ 25,593,876	$30,206,977

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

STATEMENT OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2017	6/30/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (5,379)	$ 8,081
Net Realized Loss on Investments and Options	(112,707)	(89,097)
Unrealized Appreciation (Depreciation) on Investments and Options	75,248	(35,551)
Net Decrease in Net Assets Resulting from Operations	(42,838)	(116,567)

Distributions to Shareholders:
Net Investment Income	-	(23,466)
Realized Gains	-	-
Return of Capital	-	(6,233)
Total Distributions Paid to Shareholders	-	(29,699)

Capital Share Transactions	(366,642)	(255,700)

Total Decrease in Net Assets	(409,480)	(401,966)

Net Assets:
Beginning of Year	3,029,749	3,431,715

End of Year (Including Undistributed Net Investment Loss of ($3,775) and $(1,022), respectively)	$ 2,620,269	$ 3,029,749

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Year	$ 13.12	$ 14.17	$ 14.76	$ 13.38	$ 11.71

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.10)	(0.13)	(0.14)	(0.08)	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.03)	0.05	0.15	2.42	2.59
Total from Investment Operations	(0.13)	(0.08)	0.01	2.34	2.61

Distributions:
Net Investment Income	-	-	-	-	(0.01)
Realized Gains	(0.38)	(0.97)	(0.60)	(0.96)	(0.93)
Total from Distributions	(0.38)	(0.97)	(0.60)	(0.96)	(0.94)

Redemption Fees ***	-	-	-(a)	-(a)	-

Net Asset Value, at End of Year	$ 12.61	$ 13.12	$ 14.17	$ 14.76	$ 13.38

Total Return **	(1.01)%	(0.39)%	(0.06)%	17.60%	24.00%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 16,945	$ 19,038	$ 19,957	$ 24,572	$ 12,010
Ratio of Expenses to Average Net Assets	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.77)%	(1.00)%	(0.95)%	(0.54)%	0.17%
Portfolio Turnover	60.96%	51.13%	22.93%	81.29%	73.76%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less that $0.005

The accompanying notes are an integral part of these financial statements.

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Year	$ 12.49	$ 13.64	$ 14.33	$ 13.11	$ 11.57

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.19)	(0.23)	(0.24)	(0.18)	(0.07)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.02)	0.05	0.15	2.36	2.54
Total from Investment Operations	(0.21)	(0.18)	(0.09)	2.18	2.47

Distributions:
Net Investment Income	-	-	-	-	-
Realized Gains	(0.38)	(0.97)	(0.60)	(0.96)	(0.93)
Total from Distributions	(0.38)	(0.97)	(0.60)	(0.96)	(0.93)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 11.90	$ 12.49	$ 13.64	$ 14.33	$ 13.11

Total Return **	(1.71)%	(1.16)%	(0.78)%	16.69%	23.06%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,232	$ 3,718	$ 3,728	$ 3,281	$ 1,458
Ratio of Expenses to Average Net Assets	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of Net Investment Loss to Average Net Assets	(1.54)%	(1.75)%	(1.71)%	(1.30)%	(0.62)%
Portfolio Turnover	60.96%	51.13%	22.93%	81.29%	73.76%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Year	$ 13.23	$ 14.24	$ 14.79	$ 13.38	$ 11.70

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.07)	(0.10)	(0.10)	(0.05)	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.03)	0.06	0.15	2.42	2.60
Total from Investment Operations	(0.10)	(0.04)	0.05	2.37	2.65

Distributions:
Net Investment Income	-	-	-	-	(0.03)
Realized Gains	(0.38)	(0.97)	(0.60)	(0.96)	(0.94)
Total from Distributions	(0.38)	(0.97)	(0.60)	(0.96)	(0.97)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 12.75	$ 13.23	$ 14.24	$ 14.79	$ 13.38

Total Return **	(0.77)%	(0.09)%	0.21%	17.83%	24.40%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,417	$ 7,451	$ 8,870	$ 23,630	$ 4,893
Ratio of Expenses to Average Net Assets	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.52)%	(0.75)%	(0.69)%	(0.31)%	0.42%
Portfolio Turnover	60.96%	51.13%	22.93%	81.29%	73.76%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Year	$ 7.01	$ 7.33	$ 7.64	$ 7.44	$ 7.78

Income From Investment Operations:
Net Investment Income *	(0.01)	0.02	0.16	0.14	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.10)	(0.28)	(0.31)	0.19	(0.37)
Total from Investment Operations	(0.11)	(0.26)	(0.15)	0.33	(0.24)

Distributions:
Net Investment Income	-	(0.05)	(0.16)	(0.13)	(0.10)
Realized Gains	-	-	-	-	-
Return of Capital	-	(0.01)	-	-	-
Total from Distributions	-	(0.06)	(0.16)	(0.13)	(0.10)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 6.90	$ 7.01	$ 7.33	$ 7.64	$ 7.44

Total Return **	(1.57)%	(3.49)%	(1.95)%	4.51%	(3.07)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,620	$ 3,030	$ 3,432	$ 3,495	$ 3,535
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.46%	4.88%	4.62%	4.17%	4.27%
Ratio of Net Investment Income (Loss) to Average Net Assets	(2.90)%	(2.88)%	(0.72)%	(0.62)%	(0.85)%
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	(0.19)%	0.25%	2.14%	1.80%	1.67%
Portfolio Turnover	372.87%	478.51%	660.84%	650.16%	463.44%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2017

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are two series authorized by the Trust, the Frank Value Fund (the “Value Fund”) and the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP” or “Frank Capital”) is the adviser to the Value Fund and Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund. The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing. The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return. The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.

The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares. The share classes vary in distribution (12b-1) fee accruals and minimum initial investment required.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. There were no redemption fees collected for the Funds during the year ended June 30, 2017.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2014-2017, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the year ended June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end.  Distributions will be recorded on ex-dividend date.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Option Writing - The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Value Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Reclassifications: In accordance with GAAP, the Baldwin Fund recorded a permanent book/tax difference of $2,627 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (put and call options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of June 30, 2017:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 9,998,370	$ -	$ -	$ 9,998,370
Corporate Bonds *	-	5,761,018	-	5,761,018
U.S. Government Agencies & Obligations	-	1,483,834	-	1,483,834
Put Options	89	-	-	89
Short-Term Investments	9,819,380	-	-	9,819,380
Total	$19,817,839	$ 7,244,852	$ -	$ 27,062,691

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

Baldwin Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 1,980,276	$ -	$ -	$ 1,980,276
Exchange Traded Funds	365,344	-	-	365,344
Put Options	60,315	16,631	-	76,946
Short-Term Investments	188,516	-	-	188,516
Total	$ 2,594,451	$ 16,631	$ -	$ 2,611,082

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total

Call Options	$ 32,368	$ 1,620	$ -	$ 33,988
Total	$ 32,368	$ 1,620	$ -	$ 33,988

*Industry classifications for these categories are detailed on the Schedule of Investments of each Fund.

The Funds did not hold any Level 3 assets during the year ended June 30, 2017. It is the Funds policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period. The table below shows the transfers between Level 1 and Level 2 during the year ended June 30, 2017.

Financial Instruments – Assets

Fund          Transfer out of Level 1**           Transfer into Level 2**

Baldwin Fund

           Put Options ($16,631)

                     $16,631

Baldwin Fund

           Call Options ($1,620)

                     $  1,620

** Transferred from Level 1 to Level 2 due to the absence of a readily available unadjusted quoted market price.

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a “Management Agreement” with Frank Capital, with respect to the Value Fund. Under the terms of the Management Agreement, Frank Capital manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, Frank Capital, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. Frank Capital also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust. Frank Capital pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees,  acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, Frank Capital receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund.  For the year ended June 30, 2017, Frank Capital earned management fees of $280,268 from the Value Fund.  As of June 30, 2017, the Value Fund owed Frank Capital $21,246 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Value Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the year ended June 30, 2017, the Value Fund accrued $70,775 in administrative fees.  At June 30, 2017, the Value Fund owed $5,365 in administrative fees.

Baldwin Fund

The Trust has a “Management Agreement” with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement, the Baldwin Fund is authorized to pay LBC a management fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the Baldwin Fund’s average daily net assets. For the year ended June 30, 2017, LBC’s fee of $12,850 was accrued by the Baldwin Fund for advisory fees.

LBC has contractually agreed to waive its advisory fees and/or to reimburse the Baldwin Fund’s expenses, at least until October 31, 2023, to the extent necessary to limit the Baldwin Fund’s ordinary operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees, Rule 12b-1 fees and expenses, or extraordinary expenses such as litigation) to 1.75% of the Baldwin Fund’s average daily net assets, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  LBC waived $12,850 of advisory fees and reimbursed the Baldwin Fund $64,454 for expenses during the year ended June 30, 2017. As of June 30, 2017, the LBC owed the Baldwin Fund $19,677 in reimbursement fees. At June 30, 2017, the amounts subject to future recoupment total $278,281 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2015	June 30, 2018	$ 99,544
June 30, 2016	June 30, 2019	$ 101,433
June 30, 2017	June 30, 2020	$ 77,304

During the year ended June 30, 2017, the Fund paid $34,434 in brokerage commissions to LBC in its role as a registered broker dealer.

During the year ended June 30, 2017, the independent trustees were paid a fee of $800 each, for a total of $2,400.

Note 5. Distribution and Service Fees

The Board, with respect to the Value Fund has adopted plans under Rule 12b-1 that allow the Value Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively, of each classes’ average daily net assets.  For the year ended June 30, 2017, the Investor Class accrued $45,529 in distribution fees and Class C accrued $32,487 in distribution fees. At June 30, 2017, the Value Fund owed $20,636 in distribution fees.

The Board, with respect to the Baldwin Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Baldwin Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 1.00% of the Fund’s average daily net assets to LBC, as the Fund’s distributor.  For the year ended June 30, 2017, the Baldwin Fund accrued $28,555 in 12b-1 fees. At June 30, 2017, the Baldwin Fund owed $14,121 in distribution fees.

Note 6. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of Frank Capital.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from Frank Capital resulting from management fees paid to Frank Capital by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the year ended June 30, 2017, LBC was paid $34,434 in brokerage commissions.  Frank Capital receives administration fees from the Baldwin Fund of $3,000 per month.  Administrative fees paid to Frank Capital for the year ended June 30, 2017, were $41,000.  LBC acts as the distributor of the Baldwin Fund.  At June 30, 2017, the Fund owed LBC $14,121.

Note 7. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of June 30, 2017, was $24,602,391 and $3,554,530 for the Value Fund and the Baldwin Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2016 through June 30, 2017		July 1, 2015 through June 30, 2016

	Shares	Amount	Shares	Amount
Shares sold	401,834	$ 5,264,183	549,738	$ 7,418,361
Shares reinvested	33,831	433,374	92,409	1,184,673
Shares redeemed	(542,665)	(7,096,305)	(599,208)	(8,001,577)
Net Increase (Decrease)	(107,000)	$ (1,398,748)	42,939	$ 601,457

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

Value Fund – Class C	July 1, 2016 through June 30, 2017		July 1, 2015 through June 30, 2016

	Shares	Amount	Shares	Amount
Shares sold	15,892	$ 199,499	76,206	$ 964,933
Shares reinvested	7,905	95,889	18,835	230,728
Shares redeemed	(133,777)	(1,642,255)	(70,769)	(880,897)
Net Increase (Decrease)	(109,980)	$(1,346,867)	24,272	$ 314,764

Value Fund – Institutional Class	July 1, 2016 through June 30, 2017		July 1, 2015 through June 30, 2016

	Shares	Amount	Shares	Amount
Shares sold	138,237	$ 1,819,310	330,128	$ 4,549,901
Shares reinvested	14,632	189,191	35,761	461,323
Shares redeemed	(212,803)	(2,801,675)	(425,296)	(5,956,166)
Net Decrease	(59,934)	$ (793,174)	(59,407)	$ (944,942)

Baldwin Fund	July 1, 2016 through June 30, 2017		July 1, 2015 through June 30, 2016

	Shares	Amount	Shares	Amount
Shares sold	2,013	$ 14,100	10,141	$ 72,800
Shares reinvested	-	-	3,499	24,811
Shares redeemed	(54,431)	(380,742)	(49,743)	(353,311)
Net Decrease	(52,418)	$ (366,642)	(36,103)	$ (255,700)

Note 8. Options

Baldwin Fund

As of June 30, 2017, the Baldwin Fund had outstanding written call options valued at $33,988.

Transactions in written call options during the year ended June 30, 2017, were as follows:

	Number of Contracts	Premiums Received

Options outstanding at June 30, 2016	413	$ 233,447
Options written	1,875	300,255
Options exercised	(1,081)	(367,549)
Options expired	(737)	(83,883)
Options terminated in closing purchase transaction	(267)	(58,948)
Options outstanding at June 30, 2017	203	$ 23,322

The location on the statement of assets and liabilities of the Baldwin Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

	Liability Derivatives		Asset Derivatives
Call options written	$33,988	Investments in Securities	$76,946

Realized and unrealized gains and losses on derivatives contracts entered into during the year ended June 30, 2017, by the Baldwin Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Options Written and Purchased	Realized Gain (Loss) on Options	$(260,707)	Change in Unrealized Appreciation/(Depreciation) on Options	$(15,265)

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 9. Investment Transactions

For the year ended June 30, 2017, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $11,603,415 and $18,597,651, respectively. Purchases and sales of U.S. Government obligations aggregated $4,478,543 and $3,000,000, respectively. Purchases and sales of securities sold short aggregated $23,073 and $23,379, respectively. Purchases and sales of options for the Value Fund aggregated $6,457 and $0, respectively.

For the year ended June 30, 2017, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Baldwin Fund aggregated $9,957,191 and $10,908,072, respectively.  Purchases and sales of options purchased for the Baldwin Fund aggregated $604,190 and $362,963, respectively.  Purchases and sales of options written for the Baldwin Fund aggregated $400,674 and $298,843, respectively.

Note 10. Tax Matters

As of June 30, 2017, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	Baldwin Fund

Gross unrealized appreciation on investment securities	$ 2,213,015	$ 52,929
Gross unrealized depreciation on investment securities	(543,799)	(140,883)
Net unrealized appreciation (depreciation) on investment securities	$ 1,669,216	$ (87,954)

Cost of investment securities, including short-term investments *	$ 25,393,475	$ 2,665,048

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2017 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Value Fund	Baldwin Fund

Unrealized appreciation (depreciation)

                       $1,669,221

           $ (87,954)

Deferral of Post December ordinary loss**                  (89,184)

              (3,775)

Deferral of Post October loss

**

                       (588,552)

              (78,851)

Accumulated realized gains

                        -

              -

Accumulated ordinary

                        -

              -

Capital loss carry forwards: +

   No expiration:

         Short-term

                        -

                (618,170)

         Long-term

                        -

                (145,511)

Total Distributable earnings

                        $  991,485

            $  (934,261)

* The difference between book and tax cost represents disallowed wash sales for tax purposes.

**These deferrals are considered incurred in the subsequent year.

+ The capital loss carry forward will be used to offset any capital gains realized by the Baldwin Fund in future years through the indefinite expiration date.  The Baldwin Fund will not make distributions from capital gains while a capital loss carry forward remains.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of  losses on wash sales.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year and net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

The Funds paid the following distributions for the years ended June 30, 2017 and 2016:

Value Fund
Periods Ended	$ Amount	Tax Character
Investor Class
6/30/2017	$ 195,694	Ordinary income
6/30/2017	$ 321,691	Long-term capital gain
6/30/2016	$ 494,433	Ordinary income
6/30/2016	$ 903,291	Long-term capital gain

Class C
6/30/2017	$ 38,568	Ordinary income
6/30/2017	$ 63,400	Long-term capital gain
6/30/2016	$ 95,482	Ordinary income
6/30/2016	$ 174,439	Long-term capital gain

Institutional Class
6/30/2017	$ 74,307	Ordinary income
6/30/2017	$ 122,149	Long-term capital gain
6/30/2016	$ 169,641	Ordinary income
6/30/2016	$ 309,922	Long-term capital gain

Baldwin Fund
Periods Ended	$ Amount	Tax Character
6/30/2016	$ 29,699	Ordinary income

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 11. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of June 30, 2017, NFS, LLC owned approximately 91% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund.  As of June 30, 2017, NFS, LLC owned approximately 62% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund.

Note 12.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 13. New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures. Any required changes will be implemented for interim and annual periods after August 1, 2017.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 To the Shareholders and Board of Trustees

   of Frank Value Fund and Leigh Baldwin Total Return Fund,

   both a Series of the Frank Funds

We have audited the accompanying statements of assets and liabilities of Frank Value Fund, ("Value Fund"), and Leigh Baldwin Total Return Fund (“Baldwin Fund”), both a series of the Frank Funds (the “Funds”), including the schedules of investments and schedule of call options written, as of June 30, 2017 and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective years or periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds were not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of June 30, 2017, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of June 30, 2017, the results of their operations for the year then ended, the statements of changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the respective years or periods presented in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania August 24, 2017

FRANK FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

 Expense Example

As a shareholder of the Value Fund or Baldwin Fund, you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2017 through June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Frank Value Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$985.93	$7.34
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.41	$7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Frank Value Fund - Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$982.66	$11.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.69	$11.18

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Frank Value Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$987.61	$6.11
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.65	$6.21

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Leigh Baldwin
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$980.11	$8.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FRANK FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2017 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Advisory Renewal Agreement

Frank Fund

The Management Agreement between the Trust and Frank Capital Partners LLC (“Frank Capital”) as to the Frank Value Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 24, 2017.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Frank Capital, the Board considered Frank Capital’s investment philosophy.  In addition, the Trustees reviewed Frank Capital’s Form ADV Parts 1 and 2, which described the operations and policies of Frank Capital.  The Trustees reviewed a report prepared by Frank Capital for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Frank Capital and Frank Capital’s compliance activities.  Frank Capital certified to the Board that it had complied with the Trust’s Code of Ethics.  Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Frank Capital has provided high quality advisory services to the Frank Value Fund, and that the nature and extent of services provided by Frank Capital were reasonable and consistent with the Board’s expectations.

As to the Frank Value Fund’s performance, the Trustees reviewed information in the Report regarding the Frank Value Fund’s returns since inception and for the year ended March 31, 2017.  The Frank Value Fund’s performance was compared to the S&P 500 Total

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Return Index as well as the Midcap Blend peer group. The Board noted that the Frank Value Fund’s performance trailed the performance of the S&P 500 Total Return Index since inception.  After discussion with the President of the Trust, the Board concluded that using the S&P 500 Total Return and Midcap Blend Category are appropriate benchmarks for comparison purposes.

The Trustees reviewed information in the Report comparing the expense ratio of the Frank Value Fund to those of the peer group.  The Board noted that the Frank Value Fund's Institutional Class net expense ratio is 1.24%, which is more than the 1.06% Morningstar peer group average but less than the peer group high of 5.54%. They further noted that the management fees for the Frank Value Fund are 0.99% while the peer group average is 0.92% and the high is 1.50%. The Board agreed that the total expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Frank Value Fund.

As to profits realized by Frank Capital, the Board reviewed information regarding Frank Capital’s income and expense statement for calendar 2016. The Board concluded that Frank Capital has adequate resources to fulfill its responsibilities under the Agreement.  The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Frank Value Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Frank Capital from the Frank Value Fund, and agreed there were none. They concluded that Frank Capital was not excessively profitable. A discussion of economies of scale involved future asset level of the Frank Value Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Frank Value Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Baldwin Fund

The Management Agreement between the Trust and Leigh Baldwin & Co., LLC (“Leigh Baldwin”) as to the Leigh Baldwin Total Return Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 24, 2017. The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Leigh Baldwin, the Board considered Leigh Baldwin’s investment philosophy. In addition, the Trustees reviewed Leigh Baldwin’s Form ADV Parts 1 and 2, which described the operations and policies of Leigh Baldwin.  The Trustees reviewed a report prepared by Leigh Baldwin for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Leigh Baldwin and Leigh Baldwin’s compliance activities. Leigh Baldwin certified to the Board that it had complied with the Trust’s Code of Ethics. Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Leigh Baldwin has provided high quality advisory services to the Leigh Baldwin Total Return Fund, and that the nature and extent of services provided by Leigh Baldwin were reasonable and consistent with the Board’s expectations.

As to the Leigh Baldwin Total Return Fund’s performance, the Trustees reviewed information in the Report regarding the Leigh Baldwin Total Return Fund’s returns since inception and for the year ended March 31, 2017.  The Leigh Baldwin Total Return Fund’s performance was compared to the HFRX Market Neutral Index as well as the Market Neutral peer group. The Board noted that the Leigh Baldwin Total Return Fund’s performance trailed the performance of the HFRX Market Neutral Index since inception. After discussion with the President of the Trust, the Board concluded that using the HFRX Market Neutral Index and Market Neutral Category are appropriate benchmarks for comparison purposes.

The Trustees reviewed information in the Report comparing the expense ratio of the Leigh Baldwin Total Return Fund to those of the peer group.  The Board noted that the Leigh Baldwin Total Return Fund's net expense ratio is 1.75%, which is more than the 0.88% Morningstar peer group average but less than the median of 2.50%.  They further noted that the management fees for the Leigh Baldwin Total Return Fund are 0.45% while the peer group average is 0.86%. The Board agreed that the total expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Leigh Baldwin Total Return Fund.

As to profits realized by Leigh Baldwin, the Board reviewed information regarding Leigh Baldwin’s income and expense statement for calendar 2016. The Board concluded that Leigh Baldwin has adequate resources to fulfill its responsibilities under the Agreement. The Board noted that it believes LBC, LLC is doing a great job managing costs for the Leigh Baldwin Total Return Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Leigh Baldwin from the Leigh Baldwin Total Return Fund, and agreed there were none. They concluded that Leigh Baldwin was not excessively profitable, and that a discussion of economies of scale was not relevant at this time due to the small size of the Leigh Baldwin Total Return Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Leigh Baldwin Total Return Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2017 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address[1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jason W. Frey Age: 38	Trustee	Indefinite/ June 2004 - present	Software Developer, Red Hat Inc., an enterprise software company, December 2012 to present; ManageIQ, Inc., a virtualization software company, October 2007 to December 2012	2	None
Andrea Nitta Age: 35	Trustee	Indefinite/ December 2009 - present	Accounting Manager, WEI Mortgage Corporation, May 2016 to present. Assistant Controller, Radiology Affiliates Imaging, March 2015 to November 2015; Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to March 2015	2	None
Hemanshu Patel Age: 33	Trustee	Indefinite/ December 2009 - present	Vice President, North Castle Partners, private equity firm, February 2016 to present. Vice President, J. W. Childs Associates, private equity firm, November 2007 to February 2016	2	None

1 The address of each trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address[1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[2] Age: 35	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President and Trustee, September 2009 - present	Managing Partner of Frank Capital Partners LLC since June 2003	2	None
Monique M. Weiss[2] Age: 48	Secretary	Indefinite/September 2009 - present	Self-employed, Consultant to Mutual Fund Industry, 2006 – present	N/A	None

1 The address of each officer and trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

2 Brian Frank is considered an “Interested” Trustee, as defined in the 1940 Act, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

This Page Was Left Blank Intentionally

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2017

$ 20,000

FY 2016

$ 20,000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2017

$ 0

$ 0

FY 2016

$ 0

$ 0

 (c)

Tax Fees

Registrant

Adviser

FY 2017

$ 4,000

$ 0

FY 2016

$ 4,000

$ 0

Nature of the fees:

Preparation of tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2017

$ 0

$ 0

FY 2016

$ 0

$ 0

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2017

$ 4,000

$ 0

FY 2016

$ 4,000

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herwith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: September 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: September 8, 2017